Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 23,987	$ 23,987	$ 23,987
Less accumulated depreciation	(23,987)	(23,987)	(23,987)
Property and equipment, net
Computers [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,366	6,366	6,366
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 17,621	$ 17,621	$ 17,621